Share based payment arrangements - Narrative (Details) € in Thousands			3 Months Ended		9 Months Ended
	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments shares	Sep. 30, 2021 EUR (€) EquityInstruments	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€) EquityInstruments	Sep. 30, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized | shares		372,000
Options granted (in shares)	93,000	279,000
Options granted (in percent)	25.00%	75.00%
Vesting period					4 years
Number of consecutive days option may be exercised					90 days
Share price exceeds the exercise price (as a percent)					20.00%
Options exercisable (in shares)			265,050		265,050
Options outstanding			353,400		353,400
Weighted-average contractual life					5 years 9 months 18 days	6 years 9 months 18 days
Expenses recognized in profit and loss | €			€ 44	€ 169	€ 261	€ 501